Debt, Banking Arrangements, and Leases (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2015	2014
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016 (2)	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015 (1)	—	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
5.875% Notes due 2021	—	750
4% Notes due 2021	500	500
3.6% Notes due 2022	1,250	—
3.35% Notes due 2022	750	750
6.125% Notes due 2022	750	750
4.875% Notes due 2023	1,400	1,400
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	1,000
4.875% Notes due 2024	750	750
3.9% Notes due 2025	750	750
4.0% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	500
4.9% Notes due 2045	500	500
5.1% Notes due 2045	1,000	—
Term Loan, variable interest rate, due 2018	850	—
Credit facility loans	1,310	640
Capital lease obligations	1	5
Debt issuance costs	(91)	(74)
Net unamortized debt premium (discount)	129	207
Long-term debt, including current portion	19,177	16,256
Long-term debt due within one year	(176)	(4)
Long-term debt	$19,001	$16,252

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(1)	Presented as long-term debt at December 31, 2014, due to our intent and ability to refinance.

(2)	Presented as long-term debt at December 31, 2015, due to Transco’s intent and ability to refinance.

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount), debt issuance costs, and capital lease obligations, for each of the next five years:

December 31, 2015
(Millions)
2016	$175
2017	785
2018	1,350
2019	—
2020	2,100

Schedule of Line of Credit Facilities [Table Text Block]
Credit Facilities

	December 31, 2015
	Available	Outstanding
	(Millions)
Long-term credit facility (1)	$3,500	$1,310
Letters of credit under certain bilateral bank agreements		2
Short-term credit facility	150	—
__________

(1)
In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Leases-Lessee The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2015
(Millions)
2016	$77
2017	63
2018	46
2019	36
2020	32
Thereafter	99
Total	$353